Components of Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Notes payable		$ 95,185	$ 109,133
Current maturities of notes payable	(11,040)	(8,134)	(12,500)
Notes payable, net of current portion	139,489	87,051	96,633
Term A-1 Loan
Debt Instrument [Line Items]
Notes payable			3,000
Term A-2 Loan
Debt Instrument [Line Items]
Notes payable		33,185	44,133
Term B Loan
Debt Instrument [Line Items]
Notes payable		$ 62,000	$ 62,000